Notes to the interim condensed consolidated statement of financial position - Movements in the period break down (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes to the interim condensed consolidated statement of financial position
Beginning balance	€ 181,250	€ 54,083
Subscription of derivatives instruments		11,809
Subscription of bank borrowings		13,102
Subscription of lease liabilities	739	345
Repayment of bank borrowings	(1,791)	(1,177)
Repayment of lease liabilities	(1,317)	(1,173)
Interests on royalty certificates	4,208	936
Capitalized interests	5,219	3,961
Change in fair value of derivatives instruments	102,640	(8,506)
Settlement of derivatives instruments	(158,104)
Exchange rate change	(49)	24
Subscription of short-term bank borrowings	3
Ending balance	€ 132,798	€ 73,404